Summary of Significant Accounting Policies - Schedule of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($) $ in Thousands	Apr. 30, 2019	Apr. 30, 2018	Apr. 30, 2017	Apr. 30, 2016
Accounting Policies [Abstract]
Cash and cash equivalents	$ 298,000	$ 50,941
Restricted cash	2,280	668
Cash, cash equivalents and restricted cash	$ 300,280	$ 51,609	$ 59,890	$ 37,202